RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2021	2020
Cash compensation - salaries, short-term incentives, and other benefits	$8.2	$7.4
Long-term incentives, including share-based payments	6.8	8.8
Termination and post-retirement benefits	1.3	1.1
Total compensation paid to key management personnel	$16.3	$17.3